CONTENT ASSETS (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2022 USD ($)
Finite-Lived Intangible Assets [Line Items]
Content assets, net	₽ 30,022				$ 426.9
Content assets	16,844		₽ 13,767		239.5
Amortization of intangible assets	7,631	$ 108.5	5,949	₽ 3,825
Content Assets
Finite-Lived Intangible Assets [Line Items]
Content assets, net	16,844		13,767		239.5
Amortization of intangible assets	8,944	127.2	6,386	3,013
Licensed content, net
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	7,903	112.4	5,904	2,625
Released licensed content, net
Finite-Lived Intangible Assets [Line Items]
Content assets, net	7,503		7,840		106.7
Advances for licensed content
Finite-Lived Intangible Assets [Line Items]
Content assets, net	1,723		1,536		24.4
Produced content, net
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	1,041	$ 14.8	482	₽ 388
Released, less amortization
Finite-Lived Intangible Assets [Line Items]
Content assets, net	2,427		1,927		34.5
Completed and not released
Finite-Lived Intangible Assets [Line Items]
Content assets, net	757				10.8
In production and in development
Finite-Lived Intangible Assets [Line Items]
Content assets, net	₽ 4,434		₽ 2,464		$ 63.1